Income Taxes (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Taxes
Income tax benefit (expense)	$ 0	$ 0	$ 0	$ 0	$ 53,051	$ 0
Accrued interest or penalties related to uncertain tax positions	$ 0		0		0
Interest or penalties related to uncertain tax positions recognized in the Company's statements of operations			$ 0		$ 0